DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2022
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 47 – DISCONTINUED OPERATIONS

As provided for in Law No. 14,182/2021, the capitalization of Eletrobras was subject to a corporate restructuring to keep Eletronuclear and Itaipu Binacional under the direct or indirect control of the Federal Government through the transfer of control of these companies to ENBpar.

As Eletronuclear and Itaipu Binacional represented important separate lines of business in the nuclear power generation and commercialization segments, the transactions in these segments began to be presented in these financial statements as discontinued operations. Accordingly, comparative income information and cash flow are being disclosed under IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations to present the transactions of the segments as mentioned above separately from continuing operations.

See below for information regarding the results and cash flows of discontinued operations:

●	Result of discontinued operations:

	12/31/2022	12/31/2021	12/31/2020
Net operating revenue	2,050,414	3,004,947	3,035,846
Operating costs	(1,028,577)	(2,282,619)	(1,800,097)
Operating expenses	(360,765)	(517,680)	(491,339)
Operating income before financial result	661,072	204,648	744,410

Net financial result	(356,990)	(629,925)	(362,207)
Result from equity investments	(68,490)	360,128	(73,768)
Other Income and Expenses	896,658	—	—
Operating result before taxes	1,132,250	(65,149)	308,435
Income tax and social contribution expense	(145,465)	(20,081)	(186,475)
Profit (loss) from discontinued operations	986,785	(85,230)	121,960

Other Income and Expenses balance refers to the earnings resulting from the transfer of Itaipu Binacional, whereas the other line items refer to the deconsolidation of Eletronuclear. For further information, see note 1.1.

●	Effects on the cash flow statement

	12/31/2022	12/31/2021	12/31/2020
Net cash from (used in) operating activities	(2,908,844)	(600,801)	388,005
Net cash from (used in) financing activities	(174,814)	2,105,924	950,066
Net cash from (used in) investment activities	3,079,754	(1,503,660)	(1,337,726)
Increase (decrease) in cash and cash equivalents of discontinued operations	(3,904)	1,463	345